Liquidity and Capital Resources - Additional Information (Detail)	4 Months Ended	6 Months Ended	12 Months Ended							4 Months Ended			4 Months Ended												6 Months Ended
	May 18, 2012	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 25, 2012 USD ($)	Dec. 31, 2011 EUR (€)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	May 18, 2012 Continental Company [Member] USD ($)	May 18, 2012 Series G Preferred Units [Member] USD ($)	May 25, 2012 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member] PCA Holdings [Member] USD ($)	May 18, 2012 Series G Preferred Units [Member] Holdings II [Member] USD ($)	May 18, 2012 Series G Preferred Units [Member] Leon Wagner [Member] USD ($)	May 18, 2012 Series G Preferred Units [Member] Accredited investors [Member] USD ($)	Jun. 30, 2012 Series H Preferred Stock [Member] USD ($)	May 25, 2012 Series H Preferred Stock [Member]	Dec. 31, 2011 Series H Preferred Stock [Member] USD ($)	Jun. 30, 2012 Series I Redeemable Convertible [Member] USD ($)	May 25, 2012 Series I Redeemable Convertible [Member]	Dec. 31, 2011 Series I Redeemable Convertible [Member] USD ($)	May 25, 2012 Series H Preferred Stock Or Series I Preferred Stock [Member]	Jun. 30, 2012 Wells Fargo ABL USD ($)	Jun. 30, 2012 IFN Finance [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] EUR (€)	Dec. 31, 2011 IFN Finance [Member] USD ($)	Dec. 31, 2011 IFN Finance [Member] EUR (€)	Dec. 31, 2011 ABN AMRO Bank [Member] USD ($)	Dec. 31, 2011 ABN AMRO Bank [Member] EUR (€)
Liquidity And Capital Resources [Line Items]
Net proceeds from private placements			$ 98,200,000
Cash and cash equivalents		29,741,038	3,071,673			14,666,965	14,489,700	267,048	254,538
Restricted cash		5,000,000	5,000,000																					5,000,000
Line of credit facility, maximum borrowing percentage of accounts receivable invoices			85.00%																					85.00%	75.00%	75.00%	75.00%	75.00%
Stand-by letter of credit			50,000,000
Amount outstanding under credit facility		28,175,466	34,227,288				6,075,679																	27,900,000	279,000	222,000	372,000	288,000	35,000	27,000
LineOfCreditFacilityMaximumBorrowingCapacity			14,400,000		75,000.0																				1,900,000	1,500,000	1,900,000	1,500,000	97,000	75,000
Outstanding additional borrowing capacity			5,000,000																					21,800,000
Available borrowing with certain specified EBITDA requirements less than			2,000,000																					2,000,000
Description of Line of Credit with Wells Fargo ABL		Wells Fargo ABL provided the Company borrowing capacity up to $50.0 million equal to the sum of (i) 85% of its eligible accounts receivable plus up to $7.5 million of eligible inventory less certain reserves established against such accounts receivable and inventory by Wells Fargo from time to time and pursuant to the Wells Fargo ABL plus (ii) unrestricted cash held in a Wells Fargo deposit account (“Qualified Cash”), plus (iii) the amount of the Second Lien Letter of Credit Facility with Ares Capital Corporation (“Ares Capital”), pledged in favor of Wells Fargo (the “Ares Letter of Credit Facility”) for the benefit of the Company, (collectively, the “Borrowing Base”). The Company is at all times required to maintain (i) a Borrowing Base that exceeds by at least $5.0 million, the amount of its outstanding borrowings under the Wells Fargo ABL and (ii) $5.0 million in Qualified Cash. The Company would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing on the Wells Fargo ABL	Wells Fargo ABL provided the Company with borrowing capacity of up to (A) 85% of its eligible accounts receivable and inventory plus (B) qualified cash, plus (C) the aggregate amount of any standby letter of credit pledged in favor of Wells Fargo by or for the account of Ares Capital Corporation ("Ares Capital")
Reduction in Maximum Borrowing Capacity of Line of Credit																													65,000	50,000
Legal and accounting costs			1,300,000
Required to maintain minimum excess of borrowing availability																								50,000,000
Maturity of line of credit																									due on demand	due on demand
Description of line of credit of Netherlands based subsidiary																									Lighting Science Group, B.V. (“LSGBV”), the Company’s Netherlands based subsidiary, has a working capital facility with IFN Finance. The IFN Finance facility is an asset-based facility with a maximum line of credit of €1.5 million, or $1.9 million, and availability is based on 75% of LSGBV’s eligible trade receivable invoices. As of June 30, 2012, the total amount outstanding under the IFN Finance facility was €222,000, or $279,000. This facility is due on demand	Lighting Science Group, B.V. (“LSGBV”), the Company’s Netherlands based subsidiary, has a working capital facility with IFN Finance. The IFN Finance facility is an asset-based facility with a maximum line of credit of €1.5 million, or $1.9 million, and availability is based on 75% of LSGBV’s eligible trade receivable invoices. As of June 30, 2012, the total amount outstanding under the IFN Finance facility was €222,000, or $279,000. This facility is due on demand
Units issued during period										5,000	18,250		6,000	2,000	5,000	250
Proceeds from units issue										5,000,000	18,300,000		6,000,000	2,000,000	5,000,000	250,000,000,000
Series G Preferred Stock in One Series G Unit	1
Common stock in One Series G Unit	83
Issuance of preferred Stock			0				0										65,051	60,705	0	62,359	6,364	0
Shares purchased, per share value		$ 0.001	$ 0.001	$ 1,000			$ 0.001										$ 0.001		$ 0.001	$ 0.001		$ 0.001
Gross proceeds				67,100,000
Right to purchase common stock shares		18,092,511
Convertible shares of series G												52,358
Shares converted to series I																					50,001
Shares converted to series H				4,346
Committed liquidity support from Pegasus Capital and Pegasus IV		35,000,000
Shares purchased																							21,131
Capital available under the Commitment Agreement				$ 21,100,000